Share-Based Payment (Details)												12 Months Ended
	Oct. 18, 2022 $ / shares shares	Oct. 18, 2022 $ / shares shares	Sep. 21, 2022 $ / shares shares	Sep. 21, 2022 $ / shares shares	Jun. 30, 2022 $ / shares shares	Jun. 30, 2022 $ / shares shares	Mar. 15, 2022 $ / shares shares	Mar. 15, 2022 $ / shares shares	Mar. 24, 2021 $ / shares shares	Mar. 24, 2021 $ / shares shares	Dec. 29, 2017 shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 shares
Share-Based Payment (Details) [Line Items]
Ordinary shares of ESOP											417,000
Issuance of restricted shares							5,036,132	5,036,132				2,072,517
Employees received options exercisable							5,129,334	5,129,334
Exercise price per share | (per share)	$ 0.17	$ 0.235	$ 0.2	$ 0.265	$ 0.25	$ 0.31	$ 0.5	$ 0.64	$ 0.6	$ 0.76
Vesting period over	3 years	3 years	3 years	3 years	4 years	4 years	4 years	4 years	4 years	4 years
Purchase of ordinary shares	254,808	254,808	1,325,946	1,325,946	1,334,322	1,334,322			509,617	509,617
Exercise price per share (in Dollars per share) | $ / shares												$ 0.64	$ 1.035
Recorded expense												1,135,000	10,899,000	570,000
Common Shares [Member]
Share-Based Payment (Details) [Line Items]
Exercise price per share | (per share)					$ 0.25	$ 0.31
Purchase of ordinary shares					786,535	786,535